STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111


                                   May 5, 2000


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Standish, Ayer & Wood Investment Trust (the "Trust")
            (File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of combined prospectuses and statements of additional information for each of: (1) Standish Group of Fixed Income Funds which includes Standish Fixed Income Fund, Standish World High Yield Fund, Standish Controlled Maturity Fund and Standish Short-Term Asset Reserve Fund; (2) Standish Group of Global Fixed Income Funds which includes Standish Global Fixed Income Fund, Standish International Fixed Income Fund, Standish International Fixed Income Fund II and Standish World High Yield Fund; and (3) Standish Fixed Income Fund II and Standish Securitized Fund; that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 99 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001005477-00-003601) on May 1, 2000.

      If you have any questions or comments concerning this filing, please contact Charles. F. McCain, Esq., counsel to the Trust, at (617) 526-6276 (collect).


                                Very truly yours,

                                Standish, Ayer & Wood Investment Trust

                                /s/ Denise B. Kneeland
                                ----------------------
                                Denise B. Kneeland


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